Restricted Cash (Details) - Schedule of Restricted Cash ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Restricted Cash [Line Items]
Total Restricted cash	₨ 8,243	$ 100.3	₨ 4,510
Restricted cash — current	7,764	94.5	3,784	₨ 4,881
Restricted cash — non-current	479	5.8	726	₨ 170
Bank demand deposits [Member]
Schedule of Restricted Cash [Line Items]
Total Restricted cash	7,764	94.5	3,784
Term deposits [Member]
Schedule of Restricted Cash [Line Items]
Total Restricted cash	₨ 479	$ 5.8	₨ 726